LOSS PER SHARE	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
LOSS PER SHARE

10.	LOSS PER SHARE

Basic loss per share ("EPS") is calculated with reference to the weighted average number of common shares outstanding during the year.

The components of the numerator for the calculation of basic and diluted EPS are as follows:

(in thousands of $)	2019	2018	2017
Net loss attributable to Golar LNG Ltd stockholders - basic and diluted	(211,956)	(231,428)	(179,703)

The components of the denominator for the calculation of basic and diluted EPS are as follows:

(in thousands)	2019	2018	2017
Basic and diluted loss per share:
Weighted average number of common shares outstanding	100,659	100,684	100,597

Loss per share are as follows:

	2019	2018	2017
Basic and diluted	$(2.11)	$(2.30)	$(1.79)

The effects of stock awards and convertible bonds have been excluded from the calculation of diluted EPS for each of the years ended December 31, 2019, 2018 and 2017 because the effects were anti-dilutive.